Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Dec. 31, 2025	Jun. 30, 2025
Accounts Payable And Accrued Liabilities
Trade payables	$ 722,161	$ 1,408,720
Current accrued expenses and other current liabilities	347,994	237,942
Accounts payable and accrued liabilities	$ 1,070,155	$ 1,646,662